Balance Sheets - USD ($)		Sep. 30, 2023		Sep. 30, 2022
Current assets:
Cash		$ 39,473		$ 3,772
Inventories, net		1,602,559		1,439,768
Total current assets		5,305,555		1,600,670
Property, plant and equipment, net		2,367,175		2,209,674
Operating lease right-of-use assets		184,892		335,543
Cost method investment		3,346		3,455
Deferred tax assets, net				838,228
Deferred initial public offering (“IPO”) costs		336,731
Long-term deposits		29,962		83,566
Total non-current assets		2,922,106		3,470,466
TOTAL ASSETS		8,227,661		5,071,136
Current liabilities:
Bank loans – current		3,586,296		28,516
Loans payable – financial institution, current portion, net		11,323		7,719
Accounts payable		735,665		964,835
Accruals and other current liabilities		1,010,091		372,542
Contract liabilities		36,137		35,243
Amount due to a shareholder		200,763
Finance lease obligation, current portion		42,706		35,089
Operating leases payable – current		150,958		179,827
Warranty liabilities – current		20,392		2,643
Asset retirement obligations – current		24,502
Refund liability		278,752
Income taxes payable				23,616
Total current liabilities		6,097,585		2,951,848
Loans Payable – financial institution, net of current portion, net		48,123		61,385
Finance lease obligation, net of current portion		63,361		105,897
Operating leases payable – non-current		19,209		155,716
Warranty liabilities – non-current		40,783		5,285
Asset retirement obligations – non-current		24,573
Other non-current liabilities		16,730		17,275
Total non-current liabilities		212,779		345,558
TOTAL LIABILITIES		6,310,364		3,297,406
Commitments and contingencies
Shareholders’ equity
Series A convertible preferred shares; 3,000,000 shares authorized, 0 shares and 2,857,142 shares issued and outstanding as of September 30, 2023 and 2022, respectively	[1]			437,675
Ordinary Shares, 100,000,000 shares authorized; 38,074,888 and 27,460,716 shares issued and outstanding as of September 30, 2023 and 2022, respectively		7,891,275	[1]	2,419,371
Shares to be issued				241,865
Additional paid-in capital		15,630,704		5,542,760
Accumulated deficits		(20,679,194)		(6,400,938)
Accumulated other comprehensive loss		(925,488)		(467,003)
Total shareholders’ equity		1,917,297		1,773,730
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		8,227,661		5,071,136
Related Party
Current assets:
Accounts receivable				24,396
Prepayments				96,745
Amount due from a related party		2,969,777
Current liabilities:
Amount due to a related party				511,368
Third Party
Current assets:
Accounts receivable		258		20,668
Prepayments		693,488		15,321
Current liabilities:
Loans payable – third party				$ 790,450

[1]	Giving retroactive effect to the 1 for 2 share split effected on September 1, 2023.